UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             ---------------

                    Date of reporting period: June 30, 2016
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.1%

                  COMMERCIAL SERVICES & SUPPLIES - 0.5%
          86,218  Pitney Bowes, Inc...................................................  $     1,534,680
          40,001  West Corp...........................................................          786,420
                                                                                        ---------------
                                                                                              2,321,100
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 9.9%
          12,865  ADTRAN, Inc.........................................................          239,932
          90,096  Brocade Communications Systems, Inc.................................          827,081
       1,295,615  Cisco Systems, Inc..................................................       37,171,195
          35,418  Harris Corp.........................................................        2,955,278
          74,488  Juniper Networks, Inc...............................................        1,675,235
          42,930  Motorola Solutions, Inc.............................................        2,832,092
         169,532  Nokia Oyj, ADR......................................................          964,637
           5,085  Plantronics, Inc....................................................          223,740
                                                                                        ---------------
                                                                                             46,889,190
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 15.5%
         240,342  AT&T, Inc...........................................................       10,385,178
          27,534  ATN International, Inc..............................................        2,142,420
         204,375  BCE, Inc............................................................        9,668,981
          83,642  BT Group PLC, ADR...................................................        2,329,430
         346,955  Centurylink, Inc....................................................       10,065,165
          17,797  Cogent Communications Group, Inc....................................          712,948
         324,590  Consolidated Communications Holdings, Inc...........................        8,841,832
       1,820,001  Frontier Communications Corp........................................        8,990,805
          13,886  Inteliquent, Inc....................................................          276,192
         297,014  TELUS Corp..........................................................        9,563,851
         184,861  Verizon Communications, Inc.........................................       10,322,638
                                                                                        ---------------
                                                                                             73,299,440
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
          15,464  CDW Corp............................................................          619,797
         289,319  Corning, Inc........................................................        5,925,253
           3,588  SYNNEX Corp.........................................................          340,214
                                                                                        ---------------
                                                                                              6,885,264
                                                                                        ---------------

                  HEALTH CARE TECHNOLOGY - 0.2%
           9,508  Computer Programs & Systems, Inc....................................          379,559
          28,600  Quality Systems, Inc................................................          340,626
                                                                                        ---------------
                                                                                                720,185
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.9%
         102,987  Garmin Ltd..........................................................        4,368,709
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.8%
         325,679  EarthLink Holdings Corp.............................................        2,084,346
          15,214  IAC/InterActive Corp................................................          856,548
          10,299  j2 Global, Inc......................................................          650,588
                                                                                        ---------------
                                                                                              3,591,482
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  IT SERVICES - 9.0%
          20,673  Amdocs Ltd..........................................................  $     1,193,245
           6,151  CSG Systems International, Inc......................................          247,947
           3,833  DST Systems, Inc....................................................          446,276
           3,794  Forrester Research, Inc.............................................          139,847
          86,645  Infosys Technologies Ltd., ADR......................................        1,546,613
         244,814  International Business Machines Corp................................       37,157,869
          21,380  Leidos Holdings, Inc................................................        1,023,461
          11,665  Science Applications International Corp.............................          680,653
           8,396  Wipro Ltd...........................................................          103,774
                                                                                        ---------------
                                                                                             42,539,685
                                                                                        ---------------

                  MEDIA - 0.1%
           5,387  InterDigital, Inc...................................................          299,948
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 27.5%
          77,915  Advanced Semiconductor Engineering, Inc.............................          434,766
          96,639  Analog Devices, Inc.................................................        5,473,633
         202,563  Applied Materials, Inc..............................................        4,855,435
           9,423  ARM Holdings PLC....................................................          428,841
          50,261  Broadcom Ltd........................................................        7,810,559
          28,382  Brooks Automation, Inc..............................................          318,446
         146,522  Cypress Semiconductor Corp..........................................        1,545,807
          37,408  Himax Technologies, Inc.............................................          308,990
       1,191,441  Intel Corp..........................................................       39,079,265
          54,412  Intersil Corp.......................................................          736,738
          26,259  LAM Research Corp...................................................        2,207,332
          69,993  Linear Technology Corp..............................................        3,256,774
         137,877  Marvell Technology Group, Ltd.......................................        1,313,968
         100,348  Maxim Integrated Products, Inc......................................        3,581,420
          67,632  Microchip Technology, Inc...........................................        3,433,000
          10,056  MKS Instruments, Inc................................................          433,011
           5,356  Monolithic Power Systems, Inc.......................................          365,922
          55,155  NVIDIA Corp.........................................................        2,592,837
           3,212  Power Integrations, Inc.............................................          160,825
         342,659  QUALCOMM, Inc.......................................................       18,356,243
           5,392  Silicon Motion Technology Corp......................................          257,738
          29,443  Skyworks Solutions, Inc.............................................        1,863,153
         356,133  Taiwan Semiconductor Manufacturing Co., Ltd., ADR...................        9,341,369
          27,949  Teradyne, Inc.......................................................          550,316
          13,796  Tessera Technologies, Inc...........................................          422,709
         278,472  Texas Instruments, Inc..............................................       17,446,271
          75,381  Xilinx, Inc.........................................................        3,477,325
                                                                                        ---------------
                                                                                            130,052,693
                                                                                        ---------------

                  SOFTWARE - 15.3%
           4,131  Blackbaud, Inc......................................................          280,495
         146,416  CA, Inc.............................................................        4,806,837
          16,266  CDK Global, Inc.....................................................          902,600
           2,467  Ebix, Inc...........................................................          118,169
          31,324  Intuit, Inc.........................................................        3,496,072
          12,459  Mentor Graphics Corp................................................          264,878


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SOFTWARE (CONTINUED)
         710,144  Microsoft Corp......................................................  $    36,338,069
           7,927  Monotype Imaging Holdings, Inc......................................          195,242
           4,393  NICE-Systems Ltd....................................................          280,493
          18,775  Open Text Corp......................................................        1,110,729
         468,130  Oracle Corp.........................................................       19,160,561
           3,943  Pegasystems, Inc....................................................          106,264
          18,271  SS&C Technologies Holdings, Inc.....................................          513,050
         240,282  Symantec Corp.......................................................        4,935,392
                                                                                        ---------------
                                                                                             72,508,851
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 13.8%
         376,904  Apple, Inc..........................................................       36,032,022
          32,907  Diebold, Inc........................................................          817,081
         879,149  HP, Inc.............................................................       11,033,320
          27,091  Lexmark International, Inc., Class A................................        1,022,685
          63,303  Logitech International S.A..........................................        1,030,573
          92,569  NetApp, Inc.........................................................        2,276,272
         270,405  Seagate Technology PLC..............................................        6,587,066
         137,363  Western Digital Corp................................................        6,491,775
                                                                                        ---------------
                                                                                             65,290,794
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 5.1%
         246,513  Rogers Communications, Inc..........................................        9,959,125
          37,187  Shenandoah Telecommunications Co....................................        1,452,524
         205,255  Telephone & Data Systems, Inc.......................................        6,087,864
       1,644,540  VimpelCom Ltd., ADR.................................................        6,380,815
                                                                                        ---------------
                                                                                             23,880,328
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.1%..........................................      472,647,669
                  (Cost $468,739,285) (a)

                  NET OTHER ASSETS AND LIABILITIES - (0.1%)...........................        (253,759)
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $   472,393,910
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,852,568 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,944,184.

ADR   American Depositary Receipt


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   472,647,669  $ 472,647,669  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES
      UNITS                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS - 20.3%

                  OIL, GAS & CONSUMABLE FUELS - 20.3%
       2,498,048  Alon USA Partners, L.P..............................................  $    25,205,304
         116,950  Boardwalk Pipeline Partners, L.P....................................        2,040,778
          75,846  Buckeye Partners, L.P...............................................        5,334,249
         169,352  Cheniere Energy Partners, L.P.......................................        5,077,173
         239,276  DCP Midstream Partners, L.P.........................................        8,252,629
         162,014  Delek Logistics Partners, L.P.......................................        4,327,394
         414,104  Enbridge Energy Partners, L.P.......................................        9,607,213
         272,034  Energy Transfer Partners, L.P.......................................       10,356,334
         589,453  EnLink Midstream Partners, L.P......................................        9,802,603
         175,745  Enterprise Products Partners, L.P...................................        5,142,299
          37,042  EQT Midstream Partners, L.P.........................................        2,974,473
         178,332  Genesis Energy, L.P.................................................        6,842,599
         205,631  Holly Energy Partners, L.P..........................................        7,125,114
          51,422  Magellan Midstream Partners, L.P....................................        3,908,072
         522,776  Martin Midstream Partners, L.P......................................       12,076,126
         148,364  NuStar Energy, L.P..................................................        7,388,527
         197,269  ONEOK Partners, L.P.................................................        7,902,596
          47,214  Phillips 66 Partners, L.P...........................................        2,637,846
          91,927  Spectra Energy Partners, L.P........................................        4,337,116
         114,034  Tallgrass Energy Partners, L.P......................................        5,247,845
         122,195  TC Pipelines, L.P...................................................        6,996,886
         113,204  Tesoro Logistics, L.P...............................................        5,606,994
         144,104  TransMontaigne Partners, L.P........................................        5,921,233
         108,343  Western Gas Partners, L.P...........................................        5,460,487
                                                                                        ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS...................................      169,571,890
                  (Cost $160,756,812)                                                   ---------------

REAL ESTATE INVESTMENT TRUSTS - 20.2%

                  DIVERSIFIED REITS - 2.0%
         747,371  Lexington Realty Trust..............................................        7,555,921
         133,026  Liberty Property Trust..............................................        5,283,792
         128,817  Washington Real Estate Investment Trust.............................        4,052,583
                                                                                        ---------------
                                                                                             16,892,296
                                                                                        ---------------

                  HEALTH CARE REITS - 4.0%
         186,153  HCP, Inc............................................................        6,586,093
          88,969  LTC Properties, Inc.................................................        4,602,366
         410,150  Medical Properties Trust, Inc.......................................        6,238,382
          66,171  National Health Investors, Inc......................................        4,968,780
         191,189  Omega Healthcare Investors, Inc.....................................        6,490,867
          63,577  Welltower, Inc......................................................        4,842,660
                                                                                        ---------------
                                                                                             33,729,148
                                                                                        ---------------

                  HOTEL & RESORT REITS - 3.2%
         240,724  Chesapeake Lodging Trust............................................        5,596,833
         572,414  DiamondRock Hospitality Co..........................................        5,168,898


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  HOTEL & RESORT REITS (CONTINUED)
         299,446  Host Hotels & Resorts, Inc..........................................  $     4,854,020
         278,820  RLJ Lodging Trust...................................................        5,980,689
         101,001  Ryman Hospitality Properties, Inc...................................        5,115,701
                                                                                        ---------------
                                                                                             26,716,141
                                                                                        ---------------

                  MORTGAGE REITS - 7.5%
         635,665  Apollo Commercial Real Estate Finance, Inc..........................       10,215,137
         280,166  Blackstone Mortgage Trust, Inc., Class A............................        7,752,193
         822,555  Chimera Investment Corp.............................................       12,914,114
       1,464,301  MFA Financial, Inc..................................................       10,645,468
         438,595  Starwood Property Trust, Inc........................................        9,087,688
       1,387,127  Two Harbors Investment Corp.........................................       11,873,807
                                                                                        ---------------
                                                                                             62,488,407
                                                                                        ---------------

                  OFFICE REITS - 0.5%
         191,888  Piedmont Office Realty Trust, Inc...................................        4,133,268
                                                                                        ---------------

                  RETAIL REITS - 1.0%
         860,285  CBL & Associates Properties, Inc....................................        8,009,253
                                                                                        ---------------

                  SPECIALIZED REITS - 2.0%
         192,712  Corrections Corp. of America........................................        6,748,774
          96,347  DuPont Fabros Technology, Inc.......................................        4,580,337
          71,849  EPR Properties......................................................        5,796,777
                                                                                        ---------------
                                                                                             17,125,888
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................      169,094,401
                  (Cost $167,079,630)                                                   ---------------

COMMON STOCKS - 19.9%

                  AUTOMOBILES - 0.8%
         275,360  Ford Motor Co.......................................................        3,461,275
         123,221  General Motors Co...................................................        3,487,154
                                                                                        ---------------
                                                                                              6,948,429
                                                                                        ---------------

                  BANKS - 3.1%
         227,637  F.N.B. Corp.........................................................        2,854,568
         233,267  Old National Bancorp................................................        2,922,835
         100,759  PacWest Bancorp.....................................................        4,008,193
         229,363  People's United Financial, Inc......................................        3,362,462
         127,163  Trustmark Corp......................................................        3,160,001
         208,943  Umpqua Holdings Corp................................................        3,232,348
          70,854  United Bankshares, Inc..............................................        2,657,734
         409,719  Valley National Bancorp.............................................        3,736,637
                                                                                        ---------------
                                                                                             25,934,778
                                                                                        ---------------

                  CAPITAL MARKETS - 0.3%
          93,115  Invesco, Ltd........................................................        2,378,157
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  COMMERCIAL SERVICES & SUPPLIES - 1.0%
         161,167  Pitney Bowes, Inc...................................................  $     2,868,773
         308,024  R.R. Donnelley & Sons Co............................................        5,211,766
                                                                                        ---------------
                                                                                              8,080,539
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.4%
          77,309  International Paper Co..............................................        3,276,355
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
          72,685  Verizon Communications, Inc.........................................        4,058,730
                                                                                        ---------------

                  ELECTRIC UTILITIES - 4.2%
          52,655  ALLETE, Inc.........................................................        3,403,093
          44,527  American Electric Power Co., Inc....................................        3,120,897
          44,546  Duke Energy Corp....................................................        3,821,601
          49,419  Entergy Corp........................................................        4,020,236
          86,563  Exelon Corp.........................................................        3,147,431
         113,057  FirstEnergy Corp....................................................        3,946,820
         101,023  OGE Energy Corp.....................................................        3,308,503
          38,784  Pinnacle West Capital Corp..........................................        3,143,831
          87,240  PPL Corp............................................................        3,293,310
          73,545  Southern (The) Co...................................................        3,944,218
                                                                                        ---------------
                                                                                             35,149,940
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.4%
          55,834  Emerson Electric Co.................................................        2,912,301
                                                                                        ---------------

                  GAS UTILITIES - 0.4%
         107,237  South Jersey Industries, Inc........................................        3,390,834
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.7%
          41,750  Darden Restaurants, Inc.............................................        2,644,445
          41,688  DineEquity, Inc.....................................................        3,534,309
                                                                                        ---------------
                                                                                              6,178,754
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
         146,781  MDC Holdings, Inc...................................................        3,572,650
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.4%
          34,370  Procter & Gamble (The) Co...........................................        2,910,108
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
         352,714  AES Corp............................................................        4,401,871
                                                                                        ---------------

                  INSURANCE - 1.3%
          61,297  MetLife, Inc........................................................        2,441,460
         175,950  Old Republic International Corp.....................................        3,394,075
          67,098  Principal Financial Group, Inc......................................        2,758,399
          34,926  Prudential Financial, Inc...........................................        2,491,621
                                                                                        ---------------
                                                                                             11,085,555
                                                                                        ---------------

                  IT SERVICES - 0.4%
          19,459  International Business Machines Corp................................        2,953,487
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MEDIA - 0.5%
         168,482  Regal Entertainment Group, Class A..................................  $     3,713,343
                                                                                        ---------------

                  METALS & MINING - 0.3%
          38,430  Compass Minerals International, Inc.................................        2,851,122
                                                                                        ---------------

                  MULTI-UTILITIES - 2.3%
          58,945  Ameren Corp.........................................................        3,158,273
          69,410  Avista Corp.........................................................        3,109,568
          40,248  Consolidated Edison, Inc............................................        3,237,549
          42,962  Dominion Resources, Inc.............................................        3,348,029
          49,434  NorthWestern Corp...................................................        3,117,803
          64,253  Public Service Enterprise Group, Inc................................        2,994,832
                                                                                        ---------------
                                                                                             18,966,054
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.0%
          17,294  Cheniere Energy Partners LP Holdings LLC............................          344,669
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.5%
         110,700  Schweitzer-Mauduit International, Inc...............................        3,905,496
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
         254,957  Intersil Corp.......................................................        3,452,118
                                                                                        ---------------

                  SOFTWARE - 0.3%
          87,572  CA, Inc.............................................................        2,874,989
                                                                                        ---------------

                  TOBACCO - 0.8%
          46,593  Altria Group, Inc...................................................        3,213,053
          59,081  Universal Corp......................................................        3,411,337
                                                                                        ---------------
                                                                                              6,624,390
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................      165,964,669
                  (Cost $156,852,032)                                                   ---------------

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 19.5%

                  BANKS - 10.3%
         254,442  Citigroup Capital XIII (a)...................    7.12%     10/30/40         6,633,303
         220,308  Citigroup, Inc., Series L ...................    6.88%        (b)           6,115,750
         286,033  First Niagara Financial Group, Inc.,
                     Series B (c)..............................    8.63%        (b)           7,531,249
         303,517  GMAC Capital Trust I, Series 2 (a)...........    6.41%     02/15/40         7,533,292
         258,534  HSBC Holdings PLC ...........................    8.13%        (b)           6,983,003
         271,295  HSBC Holdings PLC, Series 2 .................    8.00%        (b)           7,197,456
         238,071  ING Groep N.V. ..............................    7.05%        (b)           6,277,932
         243,507  ING Groep N.V. ..............................    7.20%        (b)           6,413,975
         222,515  Merrill Lynch Capital Trust I,
                     Series K (c)..............................    6.45%     12/15/66         5,772,039
         221,833  Merrill Lynch Capital Trust II (c)...........    6.45%     06/15/67         5,712,200
         246,705  Merrill Lynch Capital Trust III (c)..........    7.38%     09/15/67         6,535,216
         266,695  National Westminster Bank PLC, Series C .....    7.76%        (b)           6,942,071


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
         239,090  Wells Fargo & Co., Series J .................    8.00%        (b)     $     6,639,529
                                                                                        ---------------
                                                                                             86,287,015
                                                                                        ---------------

                  CAPITAL MARKETS - 2.1%
         225,457  Goldman Sachs Group, Inc. ...................    6.50%     11/01/61         5,884,428
         221,429  Morgan Stanley Capital Trust III ............    6.25%     03/01/33         5,673,011
         230,753  Morgan Stanley Capital Trust VIII,
                     Series VIII...............................    6.45%     04/15/67         5,865,741
                                                                                        ---------------
                                                                                             17,423,180
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.5%
         237,299  Countrywide Capital IV ......................    6.75%     04/01/33         6,110,449
         250,339  Countrywide Capital V .......................    7.00%     11/01/36         6,531,345
                                                                                        ---------------
                                                                                             12,641,794
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
         261,805  Qwest Corp. .................................    7.38%     06/01/51         6,969,249
         259,175  Qwest Corp. .................................    7.50%     09/15/51         6,694,490
                                                                                        ---------------
                                                                                             13,663,739
                                                                                        ---------------

                  INSURANCE - 1.8%
         257,878  Aegon N.V. ..................................    8.00%     02/15/42         7,171,587
         281,051  Aviva PLC....................................    8.25%     12/01/41         7,394,452
                                                                                        ---------------
                                                                                             14,566,039
                                                                                        ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 1.4%
         226,379  Public Storage, Series R ....................    6.35%        (b)           5,700,223
         240,300  Vornado Realty Trust, Series J ..............    6.88%        (b)           6,315,084
                                                                                        ---------------
                                                                                             12,015,307
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.8%
         252,730  United States Cellular Corp. ................    7.25%     12/01/63         6,684,708
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES..................................      163,281,782
                  (Cost $164,539,360)                                                   ---------------

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 19.5%

                  CAPITAL MARKETS - 19.5%
       3,410,132  First Trust Tactical High Yield ETF*................................      162,560,992
                                                                                        ---------------
                  (Cost $167,989,549)

                  TOTAL INVESTMENTS - 99.4%...........................................      830,473,734
                  (Cost $817,217,383) (d)

                  NET OTHER ASSETS AND LIABILITIES - 0.6%.............................        5,189,333
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $   835,663,067
                                                                                        ===============


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

-----------------------------

(a) Floating rate security. The interest rate shown reflects the rate in effect at June 30, 2016.

(b)   Perpetual maturity.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,580,730 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,324,379.

* Represents investment in affiliated fund.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Master Limited Partnerships**.................  $   169,571,890  $ 169,571,890  $            --  $           --
Real Estate Investment Trusts**...............      169,094,401    169,094,401               --              --
Common Stocks**...............................      165,964,669    165,964,669               --              --
$25 Par Preferred Securities**................      163,281,782    163,281,782               --              --
Exchange-Traded Funds.........................      162,560,992    162,560,992               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   830,473,734  $ 830,473,734  $            --  $           --
                                                ===============  =============  ===============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 38.0%

                  AUTOMOBILES - 0.3%
             691  Daimler AG (a)......................................................  $        41,348
                                                                                        ---------------

                  BANKS - 6.2%
         169,762  Agricultural Bank of China Ltd., Class H (a)........................           62,375
          12,000  Aozora Bank Ltd. (a)................................................           41,628
         409,092  Banco de Chile......................................................           43,748
       1,104,319  Banco Santander Chile...............................................           53,374
         141,000  Bank of China Ltd., Class H (a).....................................           56,852
          89,900  China Construction Bank Corp., Class H (a)..........................           60,048
             900  Commonwealth Bank of Australia (a)..................................           50,517
         109,294  Industrial & Commercial Bank of China Ltd., Class H (a).............           60,950
          49,700  Kiatnakin Bank PCL..................................................           61,524
           1,053  Laurentian Bank of Canada...........................................           39,318
          74,076  Mega Financial Holding Co., Ltd. (a)................................           56,029
           1,262  National Bank of Canada.............................................           43,165
           6,918  Nordea Bank AB (a)..................................................           58,690
           2,496  Swedbank AB, Class A (a)............................................           52,424
          43,500  Thanachart Capital PCL..............................................           43,327
                                                                                        ---------------
                                                                                                783,969
                                                                                        ---------------

                  CAPITAL MARKETS - 1.0%
           1,923  CI Financial Corp...................................................           40,114
           1,723  IGM Financial, Inc..................................................           46,904
           4,700  Matsui Securities Co., Ltd. (a).....................................           38,873
                                                                                        ---------------
                                                                                                125,891
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 0.6%
          13,358  Carillion PLC (a)...................................................           41,715
           2,482  Galliford Try PLC (a)...............................................           30,319
                                                                                        ---------------
                                                                                                 72,034
                                                                                        ---------------

                  CONSTRUCTION MATERIALS - 0.3%
           6,682  Fletcher Building Ltd. (a)..........................................           41,101
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.3%
           1,434  Bolsas y Mercados Espanoles SHMSF S.A. (a)..........................           40,302
                                                                                        ---------------

                  ELECTRIC UTILITIES - 7.1%
          91,519  AusNet Services (a).................................................          112,716
           9,055  CEZ A.S. (a)........................................................          154,479
          26,640  Contact Energy Ltd. (a).............................................           98,901
          25,447  EDP - Energias de Portugal S.A. (a).................................           77,908
           2,157  Emera, Inc..........................................................           81,174
           3,160  Endesa S.A. (a).....................................................           63,407
           7,077  Power Assets Holdings Ltd. (a)......................................           65,070
             671  Red Electrica Corp. S.A. (a)........................................           59,956
           5,000  SSE PLC (a).........................................................          104,066
          13,895  Terna Rete Elettrica Nazionale SpA (a)..............................           77,327
                                                                                        ---------------
                                                                                                895,004
                                                                                        ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
          16,970  Hon Hai Precision Industry Co., Ltd. (a)............................  $        43,719
          58,535  WPG Holdings Ltd. (a)...............................................           68,364
                                                                                        ---------------
                                                                                                112,083
                                                                                        ---------------

                  GAS UTILITIES - 3.2%
          39,352  Aygaz A.S. (a)......................................................          152,918
           2,495  Enagas S.A. (a).....................................................           76,223
           3,900  Gas Natural SDG S.A. (a)............................................           77,523
          15,543  Snam S.p.A. (a).....................................................           92,923
                                                                                        ---------------
                                                                                                399,587
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.4%
          13,772  Tabcorp Holdings Ltd. (a)...........................................           47,441
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 3.2%
         169,037  AES Gener S.A.......................................................           82,788
          10,394  Capital Power Corp..................................................          155,111
          11,500  Electricity Generating PCL..........................................           61,362
           5,823  Northland Power, Inc................................................          100,058
                                                                                        ---------------
                                                                                                399,319
                                                                                        ---------------

                  INSURANCE - 3.0%
             249  Allianz SE (a)......................................................           35,522
           2,709  CNP Assurances (a)..................................................           39,968
          15,306  Legal & General Group PLC (a).......................................           39,185
             239  Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a).......           40,079
           4,305  Phoenix Group Holdings (a)..........................................           46,239
           1,675  Power Financial Corp................................................           38,441
           1,122  Sampo OYJ, Class A (a)..............................................           45,885
             534  Swiss Re AG (a).....................................................           46,640
           8,220  UNIQA Insurance Group AG (a)........................................           49,368
                                                                                        ---------------
                                                                                                381,327
                                                                                        ---------------

                  IT SERVICES - 0.3%
           1,552  Tieto OYJ (a).......................................................           42,505
                                                                                        ---------------

                  MEDIA - 0.4%
           2,364  Shaw Communications, Inc............................................           45,379
                                                                                        ---------------

                  MULTI-UTILITIES - 3.3%
          86,175  DUET Group (a)......................................................          161,630
           5,734  National Grid PLC (a)...............................................           84,321
          62,916  REN - Redes Energeticas Nacionais SGPS S.A. (a).....................          176,922
                                                                                        ---------------
                                                                                                422,873
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.4%
          61,500  Bangchak Petroleum PCL..............................................           56,005
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
          23,700  CapitaLand Ltd. (a).................................................           54,415
          22,706  Hang Lung Properties Ltd. (a).......................................           45,990
         237,100  Land and Houses PCL (a).............................................           61,170


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  REAL ESTATE MANAGEMENT & DEVELOPMENT (CONTINUED)
             178  Mobimo Holding AG (a)...............................................  $        40,480
          52,572  New World Development Co., Ltd. (a).................................           53,606
          10,473  Sponda OYJ (a)......................................................           45,607
           3,687  Swire Pacific Ltd., Class A (a).....................................           41,739
          10,000  Wheelock & Co., Ltd. (a)............................................           47,171
                                                                                        ---------------
                                                                                                390,178
                                                                                        ---------------

                  SPECIALTY RETAIL - 0.4%
          18,039  Automotive Holdings Group Ltd. (a)..................................           51,045
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
           1,500  Canon, Inc. (a).....................................................           42,825
                                                                                        ---------------

                  TOBACCO - 0.4%
           3,700  British American Tobacco Malaysia Berhad............................           48,367
                                                                                        ---------------

                  WATER UTILITIES - 2.6%
           6,007  Pennon Group PLC (a)................................................           75,972
           2,126  Severn Trent PLC (a)................................................           69,370
         358,800  TTW PCL.............................................................          114,358
           5,430  United Utilities Group PLC (a)......................................           75,262
                                                                                        ---------------
                                                                                                334,962
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.3%
             231  SK Telecom Co., Ltd. (a)............................................           43,397
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................        4,816,942
                  (Cost $4,883,798)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.8%

                  DIVERSIFIED REITS - 7.5%
          13,227  Artis Real Estate Investment Trust..................................          138,213
          23,106  Charter Hall Group (a)..............................................           88,031
          10,858  Cominar Real Estate Investment Trust................................          141,529
          37,330  Fibra Uno Administracion S.A. de C.V................................           79,530
           6,316  H&R Real Estate Investment Trust....................................          110,046
          47,125  Londonmetric Property PLC (a).......................................           94,257
          60,611  Mirvac Group (a)....................................................           92,180
          28,072  Stockland (a).......................................................           99,529
          82,800  Suntec Real Estate Investment Trust (a).............................          109,410
                                                                                        ---------------
                                                                                                952,725
                                                                                        ---------------

                  INDUSTRIAL REITS - 4.4%
          44,900  Ascendas Real Estate Investment Trust (a)...........................           83,098
          29,833  BWP Trust (a).......................................................           81,526
           3,454  Granite Real Estate Investment Trust................................          103,597
          55,215  Hansteen Holdings PLC...............................................           74,975
          98,800  Mapletree Industrial Trust (a)......................................          126,368
         121,400  Mapletree Logistics Trust (a).......................................           90,386
                                                                                        ---------------
                                                                                                559,950
                                                                                        ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  OFFICE REITS - 2.5%
          99,300  CapitaLand Commercial Trust Ltd. (a)................................  $       109,218
          13,986  Dexus Property Group (a)............................................           94,904
         142,900  Keppel REIT (a).....................................................          111,778
                                                                                        ---------------
                                                                                                315,900
                                                                                        ---------------

                  RESIDENTIAL REITS - 1.1%
         168,700  Ascott Residence Trust (a)..........................................          136,931
                                                                                        ---------------


                  RETAIL REITS - 4.3%
          61,600  CapitaLand Mall Trust (a)...........................................           97,946
          27,941  Charter Hall Retail REIT (a)........................................           99,868
          17,170  Intu Properties PLC (a).............................................           66,753
           4,101  RioCan Real Estate Investment Trust.................................           93,101
           3,052  Smart Real Estate Investment Trust..................................           90,241
          36,706  Vicinity Centres (a)................................................           91,576
                                                                                        ---------------
                                                                                                539,485
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................        2,504,991
                  (Cost $2,442,093)                                                     ---------------

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 12.4%

                  BANKS - 7.9%
           7,504  Bank of Montreal (c).........................    4.00%        (b)             108,034
           2,034  Bank of Nova Scotia (The) (c)................    5.50%        (b)              41,705
           1,255  National Australia Bank Ltd. (c).............    5.50%        (b)              89,180
           1,790  National Bank of Canada (c)..................    5.60%        (b)              36,369
           7,825  Royal Bank of Canada, Series AZ (c) .........    4.00%        (b)             111,807
           7,703  Royal Bank of Canada, Series BB (c)..........    3.90%        (b)             110,005
           6,255  Royal Bank of Canada, Series BD (c)..........    3.60%        (b)              94,942
           2,474  Royal Bank of Canada, Series BK (c)..........    5.50%        (b)              50,899
           7,427  Toronto-Dominion Bank (The) (c)..............    3.90%        (b)             106,523
           7,383  Toronto-Dominion Bank (The) (c)..............    3.80%        (b)             105,149
           7,356  Toronto-Dominion Bank (The) (c)..............    3.75%        (b)             104,252
           1,656  Toronto-Dominion Bank (The) (c)..............    5.50%        (b)              34,160
                                                                                        ---------------
                                                                                                993,025
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
          19,678  BCE, Inc. (c)................................    4.15%        (b)             202,271
                                                                                        ---------------

                  ELECTRIC UTILITIES - 0.9%
           7,815  Fortis, Inc. (c).............................    4.10%        (b)             117,351
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
          11,893  Enbridge, Inc. (c)...........................    4.00%        (b)             133,295
           9,005  TransCanada Corp. (c)........................    4.00%        (b)             120,582
                                                                                        ---------------
                                                                                                253,877
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES..................................        1,566,524
                  (Cost $1,687,851)                                                     ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)


                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$100 PAR PREFERRED SECURITIES - 4.8%

                  BANKS - 4.8%
           1,335  Australia & New Zealand Banking Group Ltd.,
                     Series CAP2 (d)...........................    5.71%        (b)     $        92,306
           1,094  Australia & New Zealand Banking Group Ltd.,
                     Series CPS2 (a) (d).......................    5.13%        (b)              82,003
           1,087  Australia & New Zealand Banking Group Ltd.,
                     Series CPS3 (a) (d).......................    5.49%        (b)              82,092
           1,236  Commonwealth Bank of Australia,
                     Series VI (d).............................    5.83%        (b)              92,495
           1,289  Commonwealth Bank of Australia,
                     Series VII (d)............................    4.83%        (b)              84,770
           1,167  National Australia Bank Ltd.,
                     Series CPS (a) (d)........................    5.20%        (b)              84,841
           1,279  National Australia Bank Ltd.,
                     Series CPS2 (d)...........................    5.25%        (b)              88,663
                                                                                        ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES.................................          607,170
                  (Cost $610,016)                                                       ---------------

OTHER PREFERRED SSECURITIES - 1.9%

                  BANKS - 1.9%
          66,834  Lloyds Banking Group PLC (a).................    9.25%        (b)             120,983
          66,613  National Westminster Bank PLC,
                     Series A (a)..............................    9.00%        (b)             115,981
                                                                                        ---------------
                  TOTAL OTHER PREFERRED SECURITIES....................................          236,964
                  (Cost $265,957)                                                       ---------------

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 20.3%

                  CAPITAL MARKETS - 20.3%
         136,079  VanEck Vectors J.P. Morgan EM Local Currency Bond ETF...............        2,567,811
                                                                                        ---------------
                  (Cost $2,488,994)

                  TOTAL INVESTMENTS - 97.2%...........................................       12,300,402
                  (Cost $12,378,709) (e)

                  NET OTHER ASSETS AND LIABILITIES - 2.8%.............................          358,919
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $    12,659,321
                                                                                        ===============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $5,822,086 or 46.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

(b)   Perpetual maturity.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Floating rate security. The interest rate shown reflects the rate in effect at June 30, 2016.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $372,823 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $451,130.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Automobiles...............................  $        41,348  $          --  $        41,348  $           --
    Banks.....................................          783,969        284,456          499,513              --
    Capital Markets...........................          125,891         87,018           38,873              --
    Construction & Engineering................           72,034             --           72,034              --
    Construction Materials....................           41,101             --           41,101              --
    Diversified Financial Services............           40,302             --           40,302              --
    Electric Utilities........................          895,004         81,174          813,830              --
    Electronic Equipment, Instruments &
       Components.............................          112,083             --          112,083              --
    Gas Utilities.............................          399,587             --          399,587              --
    Hotels, Restaurants & Leisure.............           47,441             --           47,441              --
    Independent Power and Renewable
       Electricity Producers..................          399,319        399,319               --              --
    Insurance.................................          381,327         38,441          342,886              --
    IT Services...............................           42,505             --           42,505              --
    Media.....................................           45,379         45,379               --              --
    Multi-Utilities...........................          422,873             --          422,873              --
    Oil, Gas & Consumable Fuels...............           56,005         56,005               --              --
    Real Estate Management & Development......          390,178             --          390,178              --
    Specialty Realty..........................           51,045             --           51,045              --
    Technology Hardware, Storage & Peripherals           42,825             --           42,825              --
    Tobacco...................................           48,367         48,367               --              --
    Water Utilities...........................          334,962        114,358          220,604              --
    Wireless Telecommunication Services.......           43,397             --           43,397              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................        4,816,942      1,154,517        3,662,425              --
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
    Diversified REITs.........................          952,725        469,318          483,407              --
    Industrial REITs..........................          559,950        178,572          381,378              --
    Office REITs..............................          315,900             --          315,900              --
    Residential REITs.........................          136,931             --          136,931              --
    Retail REITs..............................          539,485        183,342          356,143              --
                                                ---------------  -------------  ---------------  --------------
       Total Real Estate Investment Trusts....        2,504,991        831,232        1,673,759              --
                                                ---------------  -------------  ---------------  --------------
$25 Par Preferred Securities*.................        1,566,524      1,566,524               --              --
$100 Par Preferred Securities*................          607,170        358,234          248,936              --
Other Preferred Securities*...................          236,964             --          236,964              --
Exchange-Traded Funds*........................        2,567,811      2,567,811               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    12,300,402  $   6,478,318  $     5,822,084  $           --
                                                ===============  =============  ===============  ==============


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)


* See Portfolio of Investment for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred investments valued at $293,212 from Level 1 to Level 2 and $88,663 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued based on a factor provided by a pricing service due to the change in value between the foreign markets' close and The New York Stock Exchange close on June 30, 2016, exceeding a certain threshold. Previously, these securities were valued based on quoted prices. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices at June 30, 2016. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and The New York Stock Exchange close on September 30, 2015, exceeding a certain threshold.


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 96.7%

                  AEROSPACE & DEFENSE - 4.9%
           1,289  Boeing (The) Co.....................................................  $       167,402
             450  Honeywell International, Inc........................................           52,344
             509  Huntington Ingalls Industries, Inc. (a).............................           85,527
              56  Lockheed Martin Corp................................................           13,898
             476  Spirit AeroSystems Holdings, Inc., Class A (b)......................           20,468
                                                                                        ---------------
                                                                                                339,639
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 2.5%
           1,636  United Parcel Service, Inc., Class B (a)............................          176,230
                                                                                        ---------------

                  AIRLINES - 3.6%
           1,571  Alaska Air Group, Inc. (a)..........................................           91,574
             214  Allegiant Travel Co.................................................           32,421
           1,371  Delta Air Lines, Inc................................................           49,945
           1,203  Hawaiian Holdings, Inc. (b).........................................           45,666
           2,045  JetBlue Airways Corp. (b)...........................................           33,865
                                                                                        ---------------
                                                                                                253,471
                                                                                        ---------------

                  AUTO COMPONENTS - 1.3%
           1,295  Gentex Corp.........................................................           20,008
             695  Lear Corp. (a)......................................................           70,723
                                                                                        ---------------
                                                                                                 90,731
                                                                                        ---------------

                  AUTOMOBILES - 2.1%
          11,374  Ford Motor Co.......................................................          142,971
                                                                                        ---------------

                  BANKS - 0.3%
             667  CIT Group, Inc......................................................           21,284
                                                                                        ---------------

                  BIOTECHNOLOGY - 3.9%
             665  Amgen, Inc. (a).....................................................          101,180
             596  Emergent BioSolutions, Inc. (b).....................................           16,759
           1,660  Gilead Sciences, Inc. (a)...........................................          138,477
             178  United Therapeutics Corp. (b).......................................           18,854
                                                                                        ---------------
                                                                                                275,270
                                                                                        ---------------

                  CHEMICALS - 3.3%
           2,385  Dow Chemical (The) Co. (a)..........................................          118,558
           1,936  Trinseo S.A.........................................................           83,113
             587  Westlake Chemical Corp..............................................           25,194
                                                                                        ---------------
                                                                                                226,865
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 4.5%
             804  Deluxe Corp.........................................................           53,361
             804  UniFirst Corp.......................................................           93,039
           2,510  Waste Management, Inc...............................................          166,338
                                                                                        ---------------
                                                                                                312,738
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 2.5%
           6,000  Cisco Systems, Inc. (a).............................................          172,140
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CONSTRUCTION & ENGINEERING - 0.5%
             743  EMCOR Group, Inc.................................................... $         36,600
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 2.2%
           2,035  Packaging Corp. of America..........................................          136,203
             291  Sonoco Products Co..................................................           14,451
                                                                                        ---------------
                                                                                                150,654
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
           3,343  Verizon Communications, Inc. (a)....................................          186,673
                                                                                        ---------------

                  ELECTRIC UTILITIES - 3.8%
           2,158  Duke Energy Corp. (a)...............................................          185,135
             272  NextEra Energy, Inc.................................................           35,469
             745  Westar Energy, Inc..................................................           41,787
                                                                                        ---------------
                                                                                                262,391
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 3.5%
          19,523  Noble Corp. PLC.....................................................          160,869
           2,231  Oceaneering International, Inc......................................           66,618
             810  Rowan Cos., PLC, Class A............................................           14,305
                                                                                        ---------------
                                                                                                241,792
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 3.5%
             526  Casey's General Stores, Inc.........................................           69,174
           2,403  Wal-Mart Stores, Inc. (a)...........................................          175,467
                                                                                        ---------------
                                                                                                244,641
                                                                                        ---------------

                  FOOD PRODUCTS - 0.2%
             182  Post Holdings, Inc. (b).............................................           15,050
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 5.1%
             478  Amsurg Corp. (b)....................................................           37,064
             707  Express Scripts Holding Co. (a) (b).................................           53,591
             935  Magellan Health, Inc. (b)...........................................           61,495
             307  Surgical Care Affiliates, Inc. (b)..................................           14,635
             964  UnitedHealth Group, Inc. (a)........................................          136,117
             512  WellCare Health Plans, Inc. (b).....................................           54,927
                                                                                        ---------------
                                                                                                357,829
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 1.6%
             725  Boyd Gaming Corp. (b)...............................................           13,340
             824  Brinker International, Inc..........................................           37,517
              91  Cracker Barrel Old Country Store, Inc...............................           15,604
             352  Dave & Buster's Entertainment, Inc. (b).............................           16,470
             336  Las Vegas Sands Corp................................................           14,612
             106  McDonald's Corp.....................................................           12,756
                                                                                        ---------------
                                                                                                110,299
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOUSEHOLD DURABLES - 1.1%
              10  NVR, Inc. (b).......................................................  $        17,804
           1,029  Tupperware Brands Corp..............................................           57,912
                                                                                        ---------------
                                                                                                 75,716
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.2%
              19  Alphabet, Inc., Class A (b).........................................           13,367
                                                                                        ---------------

                  IT SERVICES - 2.2%
             363  Cardtronics, Inc. (b)...............................................           14,451
           1,950  Convergys Corp......................................................           48,750
             600  International Business Machines Corp. (a)...........................           91,068
                                                                                        ---------------
                                                                                                154,269
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.2%
             162  Polaris Industries, Inc.............................................           13,245
                                                                                        ---------------

                  MACHINERY - 1.3%
           1,225  Crane Co............................................................           69,482
           1,286  Trinity Industries, Inc.............................................           23,881
                                                                                        ---------------
                                                                                                 93,363
                                                                                        ---------------

                  MEDIA - 4.7%
             618  Cinemark Holdings, Inc..............................................           22,532
           2,750  Comcast Corp., Class A..............................................          179,272
           1,864  Thomson Reuters Corp................................................           75,343
             718  Time Warner, Inc....................................................           52,802
                                                                                        ---------------
                                                                                                329,949
                                                                                        ---------------

                  METALS & MINING - 1.8%
           1,253  Commercial Metals Co................................................           21,176
             305  Kaiser Aluminum Corp................................................           27,575
             963  Reliance Steel & Aluminum Co........................................           74,054
                                                                                        ---------------
                                                                                                122,805
                                                                                        ---------------

                  MULTILINE RETAIL - 1.1%
           1,191  Big Lots, Inc.......................................................           59,681
             246  Dillard's, Inc., Class A............................................           14,908
                                                                                        ---------------
                                                                                                 74,589
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 3.1%
           2,322  CVR Energy, Inc.....................................................           35,991
             898  Exxon Mobil Corp. (a)...............................................           84,179
           2,588  HollyFrontier Corp..................................................           61,517
             626  PBF Energy, Inc., Class A...........................................           14,886
             459  Targa Resources Corp................................................           19,342
                                                                                        ---------------
                                                                                                215,915
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.3%
             621  Domtar Corp.........................................................           21,741
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  PERSONAL PRODUCTS - 0.3%
             517  Nu Skin Enterprises, Inc., Class A..................................  $        23,880
                                                                                        ---------------

                  PHARMACEUTICALS - 5.1%
           1,002  Johnson & Johnson (a)...............................................          121,543
           2,554  Merck & Co., Inc. (a)...............................................          147,136
           2,435  Pfizer, Inc. (a)....................................................           85,736
                                                                                        ---------------
                                                                                                354,415
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.2%
             173  ManpowerGroup, Inc..................................................           11,131
                                                                                        ---------------

                  ROAD & RAIL - 3.1%
             193  AMERCO..............................................................           72,288
           1,632  Union Pacific Corp..................................................          142,392
                                                                                        ---------------
                                                                                                214,680
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
           5,595  Intel Corp. (a).....................................................          183,516
           1,487  ON Semiconductor Corp (b)...........................................           13,115
           2,416  QUALCOMM, Inc. (a)..................................................          129,425
           2,784  Teradyne, Inc.......................................................           54,817
           1,330  Texas Instruments, Inc. (a).........................................           83,325
                                                                                        ---------------
                                                                                                464,198
                                                                                        ---------------

                  SOFTWARE - 1.3%
           2,171  Oracle Corp.........................................................           88,859
                                                                                        ---------------

                  SPECIALTY RETAIL - 4.3%
           1,718  Abercrombie & Fitch Co., Class A....................................           30,598
           4,488  American Eagle Outfitters, Inc......................................           71,494
             799  Dick's Sporting Goods, Inc..........................................           36,003
           3,063  DSW, Inc., Class A..................................................           64,874
             310  Home Depot (The), Inc. (a)..........................................           39,584
             975  Michaels (The) Cos., Inc. (b).......................................           27,729
             539  Williams-Sonoma, Inc................................................           28,098
                                                                                        ---------------
                                                                                                298,380
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.4%
           2,477  Apple, Inc. (a).....................................................          236,801
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.2%
             271  Deckers Outdoor Corp. (b)...........................................           15,588
                                                                                        ---------------

                  TOBACCO - 0.8%
           2,608  Vector Group Ltd....................................................           58,471
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 3.4%
             455  Shenandoah Telecommunications Co....................................           17,772
           3,103  Telephone & Data Systems, Inc.......................................           92,035
           3,324  United States Cellular Corp. (b)....................................          130,534
                                                                                        ---------------
                                                                                                240,341
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................        6,738,971
                  (Cost $6,512,761)                                                     ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.2%
             534  Hospitality Properties Trust........................................  $        15,379
           6,503  Senior Housing Properties Trust.....................................          135,458
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................          150,837
                  (Cost $132,170)                                                       ---------------

                  TOTAL INVESTMENTS - 98.9%...........................................        6,889,808
                  (Cost $6,644,932) (c)                                                 ---------------

   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
OPTIONS WRITTEN - (0.9%)
                  S&P 500 Index Calls
               3  @ $2,050.00 due July 2016...........................................          (15,840)
               2  @  2,075.00 due August 2016.........................................          (10,400)
               2  @  2,100.00 due August 2016.........................................           (7,220)
               2  @  2,125.00 due August 2016.........................................           (4,520)
               1  @  2,150.00 due August 2016.........................................           (1,220)
               2  @  2,100.00 due September 2016......................................           (9,480)
               2  @  2,125.00 due September 2016......................................           (6,940)
               3  @  2,150.00 due September 2016......................................           (6,600)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN...............................................          (62,220)
                  (Premiums received $52,903)                                           ---------------

                  NET OTHER ASSETS AND LIABILITIES - 2.0%.............................          140,439
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $     6,968,027
                                                                                        ===============

-----------------------------

(a) All or a portion of this security is pledged to cover index options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $429,952 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $185,076.


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     6,738,971  $   6,738,971  $            --  $           --
Real Estate Investment Trusts.................          150,837        150,837               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     6,889,808  $   6,889,808  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Options Written...............................  $       (62,220) $     (62,220) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 95.3%

                  AEROSPACE & DEFENSE - 4.7%
             868  Boeing (The) Co.....................................................  $       112,727
             318  Honeywell International, Inc........................................           36,990
             359  Huntington Ingalls Industries, Inc. (a).............................           60,323
              39  Lockheed Martin Corp................................................            9,678
             336  Spirit AeroSystems Holdings, Inc., Class A (b)......................           14,448
                                                                                        ---------------
                                                                                                234,166
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 2.4%
           1,103  United Parcel Service, Inc., Class B (a)............................          118,815
                                                                                        ---------------

                  AIRLINES - 3.6%
           1,102  Alaska Air Group, Inc. (a)..........................................           64,236
             151  Allegiant Travel Co.................................................           22,876
             967  Delta Air Lines, Inc................................................           35,228
             847  Hawaiian Holdings, Inc. (b).........................................           32,152
           1,441  JetBlue Airways Corp. (b)...........................................           23,863
                                                                                        ---------------
                                                                                                178,355
                                                                                        ---------------

                  AUTO COMPONENTS - 1.3%
             916  Gentex Corp.........................................................           14,152
             490  Lear Corp. (a)......................................................           49,863
                                                                                        ---------------
                                                                                                 64,015
                                                                                        ---------------

                  AUTOMOBILES - 2.0%
           8,007  Ford Motor Co.......................................................          100,648
                                                                                        ---------------

                  BANKS - 0.3%
             472  CIT Group, Inc......................................................           15,062
                                                                                        ---------------

                  BIOTECHNOLOGY - 3.9%
             468  Amgen, Inc. (a).....................................................           71,206
             422  Emergent BioSolutions, Inc. (b).....................................           11,867
           1,168  Gilead Sciences, Inc. (a)...........................................           97,434
             126  United Therapeutics Corp. (b).......................................           13,346
                                                                                        ---------------
                                                                                                193,853
                                                                                        ---------------

                  CHEMICALS - 3.2%
           1,682  Dow Chemical (The) Co. (a)..........................................           83,612
           1,368  Trinseo S.A.........................................................           58,728
             416  Westlake Chemical Corp..............................................           17,855
                                                                                        ---------------
                                                                                                160,195
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 4.5%
             568  Deluxe Corp.........................................................           37,698
             566  UniFirst Corp.......................................................           65,497
           1,769  Waste Management, Inc...............................................          117,232
                                                                                        ---------------
                                                                                                220,427
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 2.4%
           4,051  Cisco Systems, Inc. (a).............................................          116,223
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CONSTRUCTION & ENGINEERING - 0.5%
             523  EMCOR Group, Inc....................................................  $        25,763
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 2.2%
           1,431  Packaging Corp. of America..........................................           95,777
             206  Sonoco Products Co..................................................           10,230
                                                                                        ---------------
                                                                                                106,007
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
           2,257  Verizon Communications, Inc. (a)....................................          126,031
                                                                                        ---------------

                  ELECTRIC UTILITIES - 3.6%
           1,456  Duke Energy Corp. (a)...............................................          124,910
             192  NextEra Energy, Inc.................................................           25,037
             525  Westar Energy, Inc..................................................           29,447
                                                                                        ---------------
                                                                                                179,394
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 3.4%
          13,170  Noble Corp. PLC.....................................................          108,521
           1,573  Oceaneering International, Inc......................................           46,970
             571  Rowan Cos., PLC, Class A............................................           10,084
                                                                                        ---------------
                                                                                                165,575
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 3.4%
             371  Casey's General Stores, Inc.........................................           48,790
           1,625  Wal-Mart Stores, Inc. (a)...........................................          118,658
                                                                                        ---------------
                                                                                                167,448
                                                                                        ---------------

                  FOOD PRODUCTS - 0.2%
             129  Post Holdings, Inc. (b).............................................           10,667
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 5.1%
             337  Amsurg Corp. (b)....................................................           26,131
             499  Express Scripts Holding Co. (b).....................................           37,824
             661  Magellan Health, Inc. (b)...........................................           43,474
             217  Surgical Care Affiliates, Inc. (b)..................................           10,344
             679  UnitedHealth Group, Inc. (a)........................................           95,875
             361  WellCare Health Plans, Inc. (b).....................................           38,728
                                                                                        ---------------
                                                                                                252,376
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 1.6%
             513  Boyd Gaming Corp. (b)...............................................            9,439
             582  Brinker International, Inc..........................................           26,498
              65  Cracker Barrel Old Country Store, Inc...............................           11,146
             249  Dave & Buster's Entertainment, Inc. (b).............................           11,651
             237  Las Vegas Sands Corp................................................           10,307
              75  McDonald's Corp.....................................................            9,026
                                                                                        ---------------
                                                                                                 78,067
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOUSEHOLD DURABLES - 1.1%
               7  NVR, Inc. (b).......................................................  $        12,463
             726  Tupperware Brands Corp..............................................           40,859
                                                                                        ---------------
                                                                                                 53,322
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.2%
              13  Alphabet, Inc., Class A (a) (b).....................................            9,146
                                                                                        ---------------

                  IT SERVICES - 2.2%
             256  Cardtronics, Inc. (b)...............................................           10,191
           1,377  Convergys Corp......................................................           34,425
             423  International Business Machines Corp. (a)...........................           64,203
                                                                                        ---------------
                                                                                                108,819
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.2%
             114  Polaris Industries, Inc.............................................            9,321
                                                                                        ---------------

                  MACHINERY - 1.3%
             864  Crane Co............................................................           49,006
             907  Trinity Industries, Inc.............................................           16,843
                                                                                        ---------------
                                                                                                 65,849
                                                                                        ---------------

                  MEDIA - 4.6%
             436  Cinemark Holdings, Inc..............................................           15,896
           1,857  Comcast Corp., Class A..............................................          121,058
           1,317  Thomson Reuters Corp................................................           53,233
             507  Time Warner, Inc....................................................           37,285
                                                                                        ---------------
                                                                                                227,472
                                                                                        ---------------

                  METALS & MINING - 1.8%
             884  Commercial Metals Co................................................           14,940
             216  Kaiser Aluminum Corp................................................           19,528
             681  Reliance Steel & Aluminum Co........................................           52,369
                                                                                        ---------------
                                                                                                 86,837
                                                                                        ---------------

                  MULTILINE RETAIL - 1.1%
             841  Big Lots, Inc.......................................................           42,142
             173  Dillard's, Inc., Class A............................................           10,484
                                                                                        ---------------
                                                                                                 52,626
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 3.1%
           1,641  CVR Energy, Inc.....................................................           25,436
             634  Exxon Mobil Corp. (a)...............................................           59,431
           1,824  HollyFrontier Corp..................................................           43,356
             442  PBF Energy, Inc., Class A...........................................           10,511
             324  Targa Resources Corp................................................           13,653
                                                                                        ---------------
                                                                                                152,387
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.3%
             438  Domtar Corp.........................................................           15,334
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  PERSONAL PRODUCTS - 0.3%
             365  Nu Skin Enterprises, Inc., Class A..................................  $        16,859
                                                                                        ---------------

                  PHARMACEUTICALS - 5.1%
             706  Johnson & Johnson (a)...............................................           85,638
           1,799  Merck & Co., Inc. (a)...............................................          103,640
           1,723  Pfizer, Inc. (a)....................................................           60,667
                                                                                        ---------------
                                                                                                249,945
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.2%
             122  ManpowerGroup, Inc..................................................            7,850
                                                                                        ---------------

                  ROAD & RAIL - 3.1%
             136  AMERCO..............................................................           50,939
           1,147  Union Pacific Corp..................................................          100,076
                                                                                        ---------------
                                                                                                151,015
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
           3,786  Intel Corp. (a).....................................................          124,181
           1,050  ON Semiconductor Corp (b)...........................................            9,261
           1,700  QUALCOMM, Inc. (a)..................................................           91,069
           1,966  Teradyne, Inc.......................................................           38,711
             939  Texas Instruments, Inc. (a).........................................           58,828
                                                                                        ---------------
                                                                                                322,050
                                                                                        ---------------

                  SOFTWARE - 1.3%
           1,533  Oracle Corp.........................................................           62,746
                                                                                        ---------------

                  SPECIALTY RETAIL - 4.3%
           1,212  Abercrombie & Fitch Co., Class A....................................           21,586
           3,158  American Eagle Outfitters, Inc......................................           50,307
             565  Dick's Sporting Goods, Inc..........................................           25,459
           2,166  DSW, Inc., Class A..................................................           45,876
             219  Home Depot (The), Inc. (a)..........................................           27,964
             689  Michaels (The) Cos., Inc. (b).......................................           19,595
             381  Williams-Sonoma, Inc................................................           19,861
                                                                                        ---------------
                                                                                                210,648
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.3%
           1,694  Apple, Inc. (a).....................................................          161,946
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.2%
             191  Deckers Outdoor Corp. (b)...........................................           10,986
                                                                                        ---------------

                  TOBACCO - 0.8%
           1,842  Vector Group Ltd....................................................           41,298
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 3.4%
             321  Shenandoah Telecommunications Co....................................           12,538
           2,191  Telephone & Data Systems, Inc.......................................           64,985
           2,346  United States Cellular Corp. (b)....................................           92,128
                                                                                        ---------------
                                                                                                169,651
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................        4,699,194
                  (Cost $4,572,106)                                                     ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.2%
             377  Hospitality Properties Trust........................................  $        10,857
           4,583  Senior Housing Properties Trust.....................................           95,464
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................          106,321
                  (Cost $93,164)                                                        ---------------

   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
OPTIONS PURCHASED - 0.5%
                  S&P 500 Index Puts
               3  @ $1,875.00 due September 2016......................................            4,329
               5  @  1,900.00 due December 2016.......................................           21,525
                                                                                        ---------------
                  TOTAL OPTIONS PURCHASED.............................................           25,854
                  (Cost $64,324)                                                        ---------------

                  TOTAL INVESTMENTS - 98.0%...........................................        4,831,369
                  (Cost $4,729,594) (c)                                                 ---------------

OPTIONS WRITTEN - (1.2%)
                  S&P 500 Index Calls
               2  @  2,050.00 due July 2016...........................................          (10,560)
               1  @  2,075.00 due August 2016.........................................           (5,200)
               1  @  2,100.00 due August 2016.........................................           (3,610)
               1  @  2,125.00 due August 2016.........................................           (2,260)
               1  @  2,150.00 due August 2016.........................................           (1,220)
               2  @  2,100.00 due September 2016......................................           (9,480)
               2  @  2,125.00 due September 2016......................................           (6,940)
               3  @  2,150.00 due September 2016                                                 (6,600)
                                                                                        ---------------
                                                                                                (45,870)
                                                                                        ---------------
                  S&P 500 Index Puts
               3  @  1,775.00 due September 2016......................................           (2,385)
               5  @  1,700.00 due December 2016.......................................           (9,700)
                                                                                        ---------------
                                                                                                (12,085)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN...............................................          (57,955)
                  (Premiums received $76,351)                                           ---------------

                  NET OTHER ASSETS AND LIABILITIES - 3.2%.............................          159,416
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $     4,932,830
                                                                                        ===============

-----------------------------

(a) All or a portion of this security is pledged to cover index call options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $283,506 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $181,731.


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     4,699,194  $   4,699,194  $            --  $           --
Real Estate Investment Trusts.................          106,321        106,321               --              --
Options Purchased.............................           25,854         25,854               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     4,831,369  $   4,831,369  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Options Written...............................  $       (57,955) $     (57,955) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  AEROSPACE & DEFENSE - 8.1%
           3,308  Boeing (The) Co.....................................................  $       429,610
           3,089  General Dynamics Corp...............................................          430,112
           2,688  Huntington Ingalls Industries, Inc..................................          451,665
           3,189  Raytheon Co.........................................................          433,544
                                                                                        ---------------
                                                                                              1,744,931
                                                                                        ---------------

                  AIRLINES - 3.9%
           7,171  Alaska Air Group, Inc...............................................          417,998
          10,805  Southwest Airlines Co...............................................          423,664
                                                                                        ---------------
                                                                                                841,662
                                                                                        ---------------

                  BANKS - 8.0%
          32,045  Bank of America Corp................................................          425,237
           6,895  JPMorgan Chase & Co.................................................          428,455
           5,132  PNC Financial Services Group, Inc...................................          417,694
           9,215  Wells Fargo & Co....................................................          436,146
                                                                                        ---------------
                                                                                              1,707,532
                                                                                        ---------------

                  BIOTECHNOLOGY - 4.1%
           2,870  Amgen, Inc..........................................................          436,671
           5,196  Gilead Sciences, Inc................................................          433,450
                                                                                        ---------------
                                                                                                870,121
                                                                                        ---------------

                  CAPITAL MARKETS - 5.8%
           4,441  Ameriprise Financial, Inc...........................................          399,024
          16,966  Morgan Stanley......................................................          440,777
           7,411  State Street Corp...................................................          399,601
                                                                                        ---------------
                                                                                              1,239,402
                                                                                        ---------------

                  CHEMICALS - 2.0%
           9,804  Westlake Chemical Corp..............................................          420,788
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 7.9%
          47,818  Brocade Communications Systems, Inc.................................          438,969
          14,833  Cisco Systems, Inc..................................................          425,559
          18,517  Juniper Networks, Inc...............................................          416,447
           6,378  Motorola Solutions, Inc.............................................          420,757
                                                                                        ---------------
                                                                                              1,701,732
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 2.0%
           3,680  Rockwell Automation, Inc............................................          422,538
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
           7,084  TE Connectivity, Ltd................................................          404,567
                                                                                        ---------------

                  FOOD PRODUCTS - 2.0%
          10,149  Archer-Daniels-Midland Co...........................................          435,291
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.0%
           3,546  Aetna, Inc..........................................................          433,073


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
           3,245  Anthem, Inc.........................................................  $       426,198
                                                                                        ---------------
                                                                                                859,271
                                                                                        ---------------

                  INSURANCE - 16.0%
           3,465  Chubb Ltd...........................................................          452,910
           2,448  Everest Re Group, Ltd...............................................          447,176
           9,759  Hartford Financial Services (The) Group, Inc........................          433,104
          10,197  Lincoln National Corp...............................................          395,338
          10,183  MetLife, Inc........................................................          405,589
          10,142  Principal Financial Group, Inc......................................          416,938
           5,948  Prudential Financial, Inc...........................................          424,330
           3,839  Travelers Cos., Inc.................................................          456,995
                                                                                        ---------------
                                                                                              3,432,380
                                                                                        ---------------

                  IT SERVICES - 3.9%
           3,652  Accenture PLC, Class A..............................................          413,735
           8,537  Computer Sciences Corp..............................................          423,862
                                                                                        ---------------
                                                                                                837,597
                                                                                        ---------------

                  MEDIA - 2.0%
           5,279  Omnicom Group, Inc..................................................          430,186
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
           8,304  Valero Energy Corp..................................................          423,504
                                                                                        ---------------

                  PHARMACEUTICALS - 2.1%
           3,718  Johnson & Johnson...................................................          450,993
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
          18,327  Applied Materials, Inc..............................................          439,298
          13,520  Intel Corp..........................................................          443,456
           5,180  LAM Research Corp...................................................          435,431
           6,713  Skyworks Solutions, Inc.............................................          424,798
           6,969  Texas Instruments, Inc..............................................          436,608
                                                                                        ---------------
                                                                                              2,179,591
                                                                                        ---------------

                  SPECIALTY RETAIL - 8.2%
          14,172  Best Buy Co., Inc...................................................          433,663
          16,421  GameStop Corp., Class A.............................................          436,470
          21,332  Gap (The), Inc......................................................          452,665
           5,676  TJX (The) Cos., Inc.................................................          438,358
                                                                                        ---------------
                                                                                              1,761,156
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
           4,504  Apple, Inc..........................................................          430,582
          32,729  HP, Inc.............................................................          410,749
                                                                                        ---------------
                                                                                                841,331
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 1.9%
           6,763  VF Corp.............................................................          415,857
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

                  TOTAL INVESTMENTS - 99.9%...........................................       21,420,430
                  (Cost $22,596,648) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1%.............................           24,015
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $    21,444,445
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $772,002 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,948,220.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    21,420,430  $  21,420,430  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.6%

                  CAPITAL MARKETS* - 99.6%
      17,628,598  First Trust Consumer Discretionary AlphaDEX(R) Fund.................  $   594,436,325
      13,368,927  First Trust Consumer Staples AlphaDEX(R) Fund.......................      646,654,999
       9,060,577  First Trust Dow Jones Internet Index Fund (a).......................      653,448,813
      42,157,152  First Trust Energy AlphaDEX(R) Fund.................................      628,141,565
      24,097,747  First Trust Utilities AlphaDEX(R) Fund..............................      651,362,101
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.6%...........................................    3,174,043,803
                  (Cost $3,023,430,559) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.4%.............................       12,876,207
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $ 3,186,920,010
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $197,267,057 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,653,813.

* Represents investments in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES           INPUTS           INPUTS
                                                ---------------  --------------  ---------------  --------------
Exchange-Traded Funds**.......................  $ 3,174,043,803  $3,174,043,803  $            --  $           --
                                                ===============  ==============  ===============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BANKS - 5.0%
           7,995  Associated Banc-Corp ...............................................   $      137,114
           6,921  Citizens & Northern Corp. ..........................................          139,943
          10,612  F.N.B. Corp. .......................................................          133,075
           7,438  First Financial Bancorp ............................................          144,669
           4,133  First Financial Corp. ..............................................          151,350
           5,856  First Merchants Corp. ..............................................          145,990
           7,695  First Midwest Bancorp, Inc. ........................................          135,124
          10,166  Fulton Financial Corp. .............................................          137,241
           4,263  MB Financial, Inc. .................................................          154,662
          11,246  Old National Bancorp ...............................................          140,912
                                                                                        ---------------
                                                                                              1,420,080
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 12.5%
          17,620  Clean Harbors, Inc. (a).............................................          918,178
          50,523  Covanta Holding Corp. ..............................................          831,104
          28,340  Tetra Tech, Inc. ...................................................          871,313
          20,431  US Ecology, Inc. ...................................................          938,805
                                                                                        ---------------
                                                                                              3,559,400
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 32.2%
          24,815  Argan, Inc. ........................................................        1,035,282
          25,388  Comfort Systems USA, Inc. ..........................................          826,887
          12,521  Dycom Industries, Inc. (a)..........................................        1,123,885
          17,197  EMCOR Group, Inc. ..................................................          847,124
          18,088  Granite Construction, Inc. .........................................          823,908
          39,895  MasTec, Inc. (a)....................................................          890,456
          33,715  MYR Group, Inc. (a).................................................          811,857
          36,565  Primoris Services Corp. ............................................          692,176
          37,283  Quanta Services, Inc. (a)...........................................          861,983
          54,523  Tutor Perini Corp. (a)..............................................        1,284,017
                                                                                        ---------------
                                                                                              9,197,575
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 16.5%
           3,341  Acuity Brands, Inc. ................................................          828,434
          14,973  AZZ, Inc. ..........................................................          898,080
          21,849  Encore Wire Corp. ..................................................          814,531
          22,683  Generac Holdings, Inc. (a)..........................................          792,998
           7,768  Hubbell, Inc. ......................................................          819,291
          51,197  LSI Industries, Inc. ...............................................          566,751
                                                                                        ---------------
                                                                                              4,720,085
                                                                                        ---------------

                  MACHINERY - 33.7%
          19,883  American Railcar Industries, Inc. ..................................          784,782
          37,288  Douglas Dynamics, Inc. .............................................          959,420
          63,979  Federal Signal Corp. ...............................................          824,050
          35,297  Global Brass & Copper Holdings, Inc. ...............................          963,255
          26,878  Greenbrier Cos (The), Inc. .........................................          782,956
          83,477  Mueller Water Products, Inc. .......................................          953,307
          68,032  Navistar International Corp. (a)....................................          795,294
          21,217  Oshkosh Corp. ......................................................        1,012,263


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
          11,494  RBC Bearings, Inc. (a)..............................................  $       833,315
          47,957  TriMas Corp. (a)....................................................          863,226
          67,001  Wabash National Corp. (a)...........................................          850,913
                                                                                        ---------------
                                                                                              9,622,781
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................       28,519,921
                  (Cost $27,746,890) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           18,777
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    28,538,698
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,713,900 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,940,869.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    28,519,921  $  28,519,921  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2106.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 83.4%

                  BANKS - 3.3%
           1,786  City Holding Co. ...................................................  $        81,209
           2,849  NBT Bancorp, Inc. ..................................................           81,567
           8,420  United Bankshares, Inc. ............................................          315,834
                                                                                        ---------------
                                                                                                478,610
                                                                                        ---------------

                  CAPITAL MARKETS - 6.0%
          15,003  Federated Investors, Inc., Class B .................................          431,786
           6,068  T. Rowe Price Group, Inc. ..........................................          442,782
                                                                                        ---------------
                                                                                                874,568
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 3.4%
          17,421  Cisco Systems, Inc. ................................................          499,809
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 3.4%
          10,051  Sonoco Products Co. ................................................          499,133
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.1%
           3,078  Capella Education Co. ..............................................          162,026
                                                                                        ---------------

                  ELECTRIC UTILITIES - 10.2%
           7,431  ALLETE, Inc. .......................................................          480,266
           6,352  American Electric Power Co., Inc. ..................................          445,212
          12,007  Exelon Corp. .......................................................          436,574
           1,092  NextEra Energy, Inc. ...............................................          142,397
                                                                                        ---------------
                                                                                              1,504,449
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 3.2%
           8,933  Emerson Electric Co. ...............................................          465,945
                                                                                        ---------------

                  FOOD PRODUCTS - 3.4%
          26,275  Flowers Foods, Inc. ................................................          492,656
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
           6,809  Meridian Bioscience, Inc. ..........................................          132,776
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 3.7%
           3,142  Cracker Barrel Old Country Store, Inc. .............................          538,759
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 3.5%
          12,052  Garmin Ltd. ........................................................          511,246
                                                                                        ---------------

                  INSURANCE - 6.4%
          10,221  Arthur J. Gallagher & Co. ..........................................          486,520
          11,177  Principal Financial Group, Inc. ....................................          459,486
                                                                                        ---------------
                                                                                                946,006
                                                                                        ---------------

                  INTERNET & CATALOG RETAIL - 0.5%
           4,136  PetMed Express, Inc. ...............................................           77,591
                                                                                        ---------------

                  IT SERVICES - 3.7%
           9,176  Paychex, Inc. ......................................................          545,972
                                                                                        ---------------

                  MULTI-UTILITIES - 13.7%
           5,538  Consolidated Edison, Inc. ..........................................          445,477


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES (CONTINUED)
           6,913  NorthWestern Corp. .................................................  $       436,003
           9,104  Public Service Enterprise Group, Inc. ..............................          424,337
           4,386  SCANA Corp. ........................................................          331,845
           3,291  Sempra Energy ......................................................          375,240
                                                                                        ---------------
                                                                                              2,012,902
                                                                                        ---------------

                  MULTILINE RETAIL - 2.9%
           6,014  Target Corp. .......................................................          419,897
                                                                                        ---------------

                  PHARMACEUTICALS - 3.1%
          10,793  Sanofi, ADR ........................................................          451,687
                                                                                        ---------------

                  ROAD & RAIL - 3.4%
          19,381  CSX Corp. ..........................................................          505,456
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
          10,824  Linear Technology Corp. ............................................          503,641
                                                                                        ---------------

                  SPECIALTY RETAIL - 0.8%
           3,025  Cato Corp., Class A ................................................          114,103
                                                                                        ---------------

                  TOBACCO - 3.4%
           9,365  Reynolds American, Inc. ............................................          505,054
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................       12,242,286
                  (Cost $11,676,814)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 16.4%
          14,452  Corrections Corp. of America .......................................          506,109
           8,513  Franklin Street Properties Corp. ...................................          104,454
           7,516  LTC Properties, Inc. ...............................................          388,803
           6,620  National Health Investors, Inc. ....................................          497,096
           7,159  Realty Income Corp. ................................................          496,548
           3,889  Sovran Self Storage, Inc. ..........................................          408,034
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        2,401,044
                  (Cost $2,137,684)                                                     ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................       14,643,330
                  (Cost $13,814,498) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           26,810
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    14,670,140
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,038,740 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $209,908.

ADR   American Depositary Receipt


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    12,242,286  $  12,242,286  $            --  $           --
Real Estate Investment Trusts.................        2,401,044      2,401,044               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    14,643,330  $  14,643,330  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 100.0%

                  CAPITAL MARKETS* - 100.0%
       2,704,236  First Trust Germany AlphaDEX(R) Fund ...............................  $    93,620,650
       3,516,016  First Trust ISE Chindia Index Fund .................................       95,459,835
       2,007,494  First Trust Japan AlphaDEX(R) Fund .................................       91,260,677
       2,433,809  First Trust Switzerland AlphaDEX(R) Fund ...........................       93,920,689
       2,485,254  First Trust United Kingdom AlphaDEX(R) Fund ........................       82,634,696
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................      456,896,547
                  (Cost $521,348,636) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................           39,351
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   456,935,898
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $544,592 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $64,996,681.

* Represents investments in affiliated funds.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds**.......................  $   456,896,547  $ 456,896,547  $            --  $           --
                                                ===============  =============  ===============  ==============


** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.8%

                  CAPITAL MARKETS* - 99.8%
         886,781  First Trust Consumer Discretionary AlphaDEX(R) Fund ................  $    29,902,255
         672,484  First Trust Consumer Staples AlphaDEX(R) Fund ......................       32,528,051
         455,776  First Trust Dow Jones Internet Index Fund (a).......................       32,870,566
       2,120,979  First Trust Energy(R) AlphaDEX Fund ................................       31,602,587
       1,212,106  First Trust Utilities(R) AlphaDEX Fund .............................       32,763,225
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................      159,666,684
                  (Cost $157,173,636) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................          335,994
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   160,002,678
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,717,046 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $223,998.

* Represents investments in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   6/30/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds**.......................  $   159,666,684  $ 159,666,684  $            --  $           --
                                                ===============  =============  ===============  ==============


** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ Technology Dividend Index Fund - (The Nasdaq Stock
         Market LLC ("Nasdaq") ticker "TDIV")
      Multi-Asset Diversified Income Index Fund - (Nasdaq ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (Nasdaq ticker
         "YDIV")
      First Trust High Income ETF - (Nasdaq ticker "FTHI")
      First Trust Low Beta Income ETF - (Nasdaq ticker "FTLB")
      First Trust NASDAQ Rising Dividend Achievers ETF - (Nasdaq ticker "RDVY") First Trust Dorsey Wright Focus 5 ETF - (Nasdaq ticker "FV")
      First Trust RBA American Industrial Renaissance(R) ETF - (Nasdaq ticker
         "AIRR")
      First Trust RBA Quality Income ETF - (Nasdaq ticker "QINC")
      First Trust Dorsey Wright International Focus 5 ETF - (Nasdaq ticker
         "IFV")
      First Trust Dorsey Wright Dynamic Focus 5 ETF - (Nasdaq ticker "FVC")

On March 18, 2016, First Trust announced that the Trust's Board of Trustees approved the merger of the First Trust Dividend and Income Fund ("FAV"), a closed-end fund, into FTHI. FTHI will be the surviving fund. Under the terms of the proposed transaction, which is expected to be tax-free, the assets of FAV would be transferred to, and liabilities of FAV would be assumed by, FTHI, and FAV shareholders would receive shares of FTHI with a value equal to the aggregate net asset value of FAV's shares held by them. It is currently expected that the transaction will be consummated no later than October 31, 2016, subject to requisite shareholder approvals, satisfaction of applicable regulatory requirements and approvals, and customary closing conditions. There is no assurance when or whether such approvals, or any other approvals required for the transaction, will be obtained.

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2016 (UNAUDITED)


      their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2016 (UNAUDITED)


Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2016, is included with each Fund's Portfolio of Investments.

B. OPTIONS CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index (the "Index") to hedge against changes in the value of equities. Additionaly, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each fund will, in this case, be treated as short-term capital gain on the expiration date of the option.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2016 (UNAUDITED)


purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded call or put options on the Index to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option.

If FTLB elects to exercise a call or put option on the Index, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. AFFILIATED TRANSACTIONS

MDIV, FV, IFV and FVC invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in MDIV at June 30, 2016, and for the fiscal year-to-date period (October 1, 2015 to June 30, 2016) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT
SECURITY NAME                         9/30/2015   PURCHASES     SALES     6/30/2016      6/30/2016
----------------------------------------------------------------------------------------------------
First Trust Tactical High Yield ETF   3,667,651     536,289    (793,808)   3,410,132  $  162,560,992
                                                                                      --------------

Amounts relating to these investments in FV at June 30, 2016, and for the fiscal year-to-date period (October 1, 2015 to June 30, 2016) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT
SECURITY NAME                         9/30/2015   PURCHASES     SALES     6/30/2016      6/30/2016
----------------------------------------------------------------------------------------------------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                  20,646,155   6,392,531  (9,410,088)  17,628,598  $  594,436,325
First Trust Consumer Staples
   AlphaDEX(R) Fund                  17,914,089   3,356,012  (7,901,174)  13,368,927     646,654,999
First Trust Dow Jones Internet
   Index Fund                        12,231,021   2,003,891  (5,174,335)   9,060,577     653,448,813
First Trust Energy AlphaDEX(R)
   Fund                                      --  49,528,684  (7,371,532)  42,157,152     628,141,565
First Trust Health Care
   AlphaDEX(R) Fund                  13,934,861   2,221,551 (16,156,412)          --              --
First Trust NYSE Arca Biotechnology
   Index Fund                         9,710,591   1,415,256 (11,125,847)          --              --
First Trust Utilities AlphaDEX(R)
   Fund                                      --  31,277,624  (7,179,877)  24,097,747     651,362,101
                                                                                      --------------
                                                                                      $3,174,043,803
                                                                                      ==============

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2016 (UNAUDITED)


Amounts relating to these investments in IFV at June 30, 2016, and for the fiscal year-to-date period (October 1, 2015 to June 30, 2016) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT
SECURITY NAME                         9/30/2015   PURCHASES     SALES     6/30/2016      6/30/2016
----------------------------------------------------------------------------------------------------
First Trust Germany AlphaDEX(R)
   Fund                               3,777,118     351,900  (1,424,782)   2,704,236  $   93,620,650
First Trust Hong Kong AlphaDEX(R)
   Fund                               3,480,244     142,165  (3,622,409)          --              --
First Trust ISE Chindia Index Fund    4,363,020     710,281  (1,557,285)   3,516,016      95,459,835
First Trust Japan AlphaDEX(R) Fund           --   2,508,443    (500,949)   2,007,494      91,260,677
First Trust Switzerland AlphaDEX(R)
   Fund                               3,510,493     330,088  (1,406,772)   2,433,809      93,920,689
First Trust United Kingdom
   AlphaDEX(R) Fund                   3,493,515     324,795  (1,333,056)   2,485,254      82,634,696
                                                                                      --------------
                                                                                      $  456,896,547
                                                                                      ==============

Amounts relating to these investments in FVC at June 30, 2016, and for the period then ended are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT
SECURITY NAME                         9/30/2015   PURCHASES     SALES     6/30/2016      6/30/2016
----------------------------------------------------------------------------------------------------
First Trust Consumer Discretionary           --     999,434    (112,653)     886,781  $   29,902,255
   AlphaDEX(R) Fund
First Trust Consumer Staples
   AlphaDEX(R) Fund                          --     757,736     (85,252)     672,484      32,528,051
First Trust Dow Jones Internet
   Index Fund                                --     513,642     (57,866)     455,776      32,870,566
First Trust Energy AlphaDEX(R) Fund          --   2,390,420    (269,441)   2,120,979      31,602,587
First Trust Health Care AlphaDEX(R)
   Fund                                      --       4,290      (4,290)          --              --
First Trust Utilities AlphaDEX(R)
   Fund                                      --   1,365,739    (153,633)   1,212,106      32,763,225
                                                                                      --------------
                                                                                      $  159,666,684
                                                                                      ==============

                           3. DERIVATIVE TRANSACTIONS

Written option activity for FTHI for the fiscal year-to-date period (October 1, 2015 to June 30, 2016) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding at beginning of period.            23     $     67,490
Options Written............................            75          258,342
Options Expired............................            --               --
Options Exercised..........................            --               --
Options Closed.............................           (81)        (272,929)
                                                ---------     ------------
Options outstanding at June 30, 2016.......            17     $     52,903
                                                =========     ============

Written option activity for FTLB for the fiscal year-to-date period (October 1, 2015 to June 30, 2016) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding at beginning of period.            32     $     58,503
Options Written............................            89          325,164
Options Expired............................            (4)         (13,648)
Options Exercised..........................            --               --
Options Closed.............................           (96)        (293,668)
                                                ---------     ------------
Options outstanding at June 30, 2016.......            21     $     76,351
                                                =========     ============

During the fiscal year-to-date period ended June 30, 2016, FTLB held purchased options with market values ranging from $510 to $44,868, as measured at each month end.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2016 (UNAUDITED)


                             LICENSING INFORMATION

Nasdaq, Nasdaq Inc., NASDAQ Technology Dividend Index(SM), NASDAQ Multi-Asset Diversified Income Index(SM), NASDAQ International Multi-Asset Diversified Income Index(SM), and NASDAQ Rising Dividend Achievers Index, are registered trademarks and service marks of Nasdaq Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

There is no relationship between Dorsey Wright & Associates, LLC ("Dorsey Wright") and First Trust Advisors L.P. ("First Trust"), with respect to the First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF or First Trust Dorsey Wright Dynamic Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks, trade names and indexes for use by First Trust. Such trademarks, trade names and Indexes have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of these Products, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Indexes for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor's portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.

Richard Bernstein Advisors LLC ("Licensor"), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance(R) Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance(R) ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
             -----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 22, 2016
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 22, 2016
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 22, 2016
     -------------------

* Print the name and title of each signing officer under his or her signature.